SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Fair Value
Communications - 3.0%
Telecommunications - 3.0%
DigitalBridge Group, Inc.	285,000	$2,513,700

Consumer Discretionary - 8.9%
Automotive - 1.6%
XPEL, Inc. *	47,884	1,406,832

Home Construction - 3.3%
Masco Corporation	40,000	2,781,600

Leisure Products - 0.4%
YETI Holdings, Inc. *	10,000	331,000

Retail - Discretionary - 3.6%
Genuine Parts Company	25,500	3,038,070

Consumer Staples - 2.3%
Food - 2.3%
Simply Good Foods Company (The) *	55,470	1,913,160

Energy - 11.3%
Oil & Gas Producers - 7.6%
ConocoPhillips	30,000	3,150,600
Occidental Petroleum Corporation	39,000	1,925,040
Permian Basin Royalty Trust	138,735	1,374,864
		6,450,504
Oil & Gas Services & Equipment - 3.7%
Schlumberger Ltd.	74,800	3,126,640

Financials - 1.6%
Institutional Financial Services - 1.6%
Intercontinental Exchange, Inc.	8,000	1,380,000

Health Care - 7.3%
Health Care Facilities & Services - 3.1%
Chemed Corporation	4,250	2,615,110

Medical Equipment & Devices - 4.2%
Haemonetics Corporation *	55,500	3,527,025

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Fair Value
Industrials - 3.7%
Electrical Equipment - 3.7%
A.O. Smith Corporation	48,600	$3,176,496

Materials - 8.7%
Metals & Mining - 8.7%
Franco-Nevada Corporation	20,200	3,182,712
Pan American Silver Corporation	55,500	1,433,565
Wheaton Precious Metals Corporation	35,000	2,717,050
		7,333,327
Real Estate - 32.1%
Multi-Asset Class Owners & Developers - 6.6%
Landbridge Company, LLC - Class A	78,059	5,615,565

Real Estate Owners & Developers - 25.5%
St. Joe Company (The)	72,600	3,408,570
Texas Pacific Land Corporation	13,700	18,152,363
		21,560,933
Technology - 8.4%
Technology Services - 8.4%
CDW Corporation	14,750	2,363,835
Mastercard, Inc. - Class A	3,750	2,055,450
Moody's Corporation	3,000	1,397,070
Western Union Company (The)	125,000	1,322,500
		7,138,855

Total Common Stocks (Cost $51,569,743)		$73,908,817

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 15.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a)	7,654,874	$7,654,874
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.20% (a)	4,279,996	4,279,996
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 4.14% (a)	1,273,270	1,273,270
Total Money Market Funds (Cost $13,208,140)		$13,208,140

Total Investments at Fair Value - 102.9% (Cost $64,777,883)		$87,116,957

Liabilities in Excess of Other Assets - (2.9%)		(2,494,373)

Net Assets - 100.0%		$84,622,584

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Fair Value
Communications - 2.1%
Internet Media & Services - 2.1%
VeriSign, Inc. *	40,500	$10,281,735

Consumer Discretionary - 5.1%
Automotive - 1.2%
XPEL, Inc. *	203,455	5,977,508

Leisure Products - 2.2%
YETI Holdings, Inc. *	315,000	10,426,500

Retail - Discretionary - 1.7%
Winmark Corporation	26,600	8,455,342

Consumer Staples - 1.8%
Food - 1.8%
Simply Good Foods Company (The) *	256,500	8,846,685

Energy - 11.4%
Oil & Gas Producers - 8.7%
Expand Energy Corporation	145,500	16,197,060
Occidental Petroleum Corporation	280,000	13,820,800
Permian Basin Royalty Trust	1,246,474	12,352,557
		42,370,417
Oil & Gas Services & Equipment - 2.7%
Schlumberger Ltd.	310,000	12,958,000

Financials - 10.9%
Banking - 3.9%
Hingham Institution For Savings (The)	81,087	19,282,489

Institutional Financial Services - 2.7%
Intercontinental Exchange, Inc.	77,000	13,282,500

Insurance - 4.3%
Brown & Brown, Inc.	167,150	20,793,460

Health Care - 11.1%
Health Care Facilities & Services - 2.3%
Chemed Corporation	18,300	11,260,356

Medical Equipment & Devices - 8.8%
Alcon, Inc.	110,000	10,442,300
Haemonetics Corporation *	319,000	20,272,450
Mirion Technologies, Inc. *	825,000	11,962,500
		42,677,250
Industrials - 12.7%
Aerospace & Defense - 1.7%
HEICO Corporation - Class A	40,000	8,438,800

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Fair Value
Industrials - 12.7% (Continued)
Electrical Equipment - 6.1%
A.O. Smith Corporation	165,000	$10,784,400
Allegion plc	76,000	9,914,960
Otis Worldwide Corporation	85,000	8,772,000
		29,471,360
Industrial Intermediate Products - 3.7%
Armstrong World Industries, Inc.	78,000	10,988,640
Distribution Solutions Group, Inc. *	249,892	6,996,976
		17,985,616
Industrial Support Services - 1.2%
U-Haul Holding Company	97,200	5,752,296

Materials - 8.1%
Chemicals - 1.3%
Valvoline, Inc. *	175,000	6,091,750

Metals & Mining - 6.8%
Franco-Nevada Corporation	100,000	15,756,000
Wheaton Precious Metals Corporation	225,000	17,466,750
		33,222,750
Real Estate - 25.8%
Multi-Asset Class Owners & Developers - 5.2%
Landbridge Company, LLC - Class A	356,895	25,675,026

Real Estate Owners & Developers - 20.6%
St. Joe Company (The)	257,800	12,103,710
Texas Pacific Land Corporation	66,500	88,111,835
		100,215,545
Technology - 6.7%
Technology Services - 6.7%
CDW Corporation	84,250	13,501,905
Jack Henry & Associates, Inc.	25,000	4,565,000
TD SYNNEX Corporation	142,500	14,814,300
		32,881,205

Total Common Stocks (Cost $302,608,133)		$466,346,590

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a) (Cost $21,439,286)	21,439,286	$21,439,286

Total Investments at Fair Value - 100.1% (Cost $324,047,419)		$487,785,876

Liabilities in Excess of Other Assets - (0.1%)		(647,751)

Net Assets - 100.0%		$487,138,125

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Fair Value
Consumer Discretionary - 19.5%
Automotive - 1.4%
XPEL, Inc. *	505,000	$14,836,900

Leisure Facilities & Services - 2.1%
Atlanta Braves Holdings, Inc. - Series C *	542,264	21,695,983

Retail - Discretionary - 9.9%
Lowe's Companies, Inc.	131,000	30,553,130
O'Reilly Automotive, Inc. *	51,000	73,061,580
		103,614,710
Wholesale - Discretionary - 6.1%
Copart, Inc. *	1,130,000	63,946,700

Energy - 2.3%
Oil & Gas Producers - 2.3%
Expand Energy Corporation	220,000	24,490,400

Financials - 1.1%
Asset Management - 1.1%
Brookfield Asset Management Ltd. - Class A	230,000	11,143,500

Health Care - 5.2%
Health Care Facilities & Services - 5.2%
Chemed Corporation	29,000	17,844,280
IQVIA Holdings, Inc. *	207,000	36,494,100
		54,338,380
Industrials - 12.3%
Aerospace & Defense - 5.6%
HEICO Corporation - Class A	278,590	58,774,132

Commercial Support Services - 6.1%
API Group Corporation *	1,795,000	64,189,200

Industrial Support Services - 0.6%
Watsco, Inc.	12,000	6,099,600

Materials - 3.8%
Containers & Packaging - 3.8%
AptarGroup, Inc.	270,000	40,062,600

Real Estate - 3.9%
Real Estate Owners & Developers - 0.8%
Texas Pacific Land Corporation	6,000	7,949,940

REITs - 3.1%
SBA Communications Corporation - Class A	149,000	32,781,490

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
Technology - 50.2%
Semiconductors - 20.3%
Alphawave IP Group plc *	2,800,000	$3,410,155
NVIDIA Corporation	620,000	67,195,600
Rambus, Inc. *	380,337	19,691,948
Silicon Laboratories, Inc. *	192,790	21,702,370
Silicon Motion Technology Corporation - ADR	190,000	9,606,400
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	288,000	47,808,000
Texas Instruments, Inc.	240,000	43,128,000
		212,542,473
Software - 10.5%
ANSYS, Inc. *	80,000	25,324,800
BlackLine, Inc. *	590,000	28,567,800
Roper Technologies, Inc.	96,500	56,894,470
		110,787,070
Technology Services - 19.4%
Accenture plc - Class A	119,000	37,132,760
Broadridge Financial Solutions, Inc.	97,000	23,518,620
Mastercard, Inc. - Class A	142,000	77,833,040
Moody's Corporation	35,000	16,299,150
S&P Global, Inc.	96,000	48,777,600
		203,561,170

Total Common Stocks (Cost $578,015,932)		$1,030,814,248

MONEY MARKET FUNDS - 1.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a) (Cost $19,560,724)	19,560,724	$19,560,724

Total Investments at Fair Value - 100.2% (Cost $597,576,656)		$1,050,374,972

Liabilities in Excess of Other Assets - (0.2%)		(1,662,796)

Net Assets - 100.0%		$1,048,712,176

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Fair Value
Communications - 1.7%
Internet Media & Services - 1.7%
Booking Holdings, Inc.	4,000	$18,427,640

Consumer Discretionary - 11.4%
Home & Office Products - 0.3%
SharkNinja, Inc. *	40,000	3,336,400

Retail - Discretionary - 11.1%
Genuine Parts Company	300,000	35,742,000
Lowe's Companies, Inc.	135,000	31,486,050
TJX Companies, Inc. (The)	260,000	31,668,000
Tractor Supply Company	397,500	21,902,250
		120,798,300
Consumer Staples - 3.0%
Beverages - 3.0%
Coca-Cola Europacific Partners plc	375,000	32,636,250

Energy - 6.5%
Oil & Gas Producers - 6.5%
Chevron Corporation	200,000	33,458,000
Diamondback Energy, Inc.	230,000	36,772,400
		70,230,400
Financials - 15.4%
Asset Management - 1.2%
Brookfield Corporation	250,000	13,102,500

Banking - 2.3%
Truist Financial Corporation	600,000	24,690,000

Insurance - 8.9%
Brown & Brown, Inc.	352,000	43,788,800
Chubb Ltd.	175,000	52,848,250
		96,637,050
Specialty Finance - 3.0%
Fidelity National Financial, Inc.	500,000	32,540,000

Health Care - 5.5%
Health Care Facilities & Services - 5.5%
Chemed Corporation	70,000	43,072,400
Quest Diagnostics, Inc.	95,000	16,074,000
		59,146,400
Industrials - 14.6%
Aerospace & Defense - 7.9%
HEICO Corporation - Class A	137,120	28,928,206
L3Harris Technologies, Inc.	130,000	27,210,300
Lockheed Martin Corporation	65,000	29,036,150
		85,174,656

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Fair Value
Industrials - 14.6% (Continued)
Electrical Equipment - 2.1%
A.O. Smith Corporation	350,000	$22,876,000

Industrial Support Services - 4.6%
Fastenal Company	450,000	34,897,500
Watsco, Inc.	30,000	15,249,000
		50,146,500
Materials - 2.8%
Construction Materials - 2.8%
Carlisle Companies, Inc.	90,000	30,645,000

Real Estate - 8.9%
Real Estate Owners & Developers - 6.7%
Texas Pacific Land Corporation	55,000	72,874,450

REITs - 2.2%
SBA Communications Corporation - Class A	110,000	24,201,100

Technology - 27.7%
Semiconductors - 3.3%
Texas Instruments, Inc.	200,000	35,940,000

Software - 5.1%
ANSYS, Inc. *	70,000	22,159,200
Roper Technologies, Inc.	55,000	32,426,900
		54,586,100
Technology Services - 19.3%
Accenture plc - Class A	121,500	37,912,860
Broadridge Financial Solutions, Inc.	150,000	36,369,000
CDW Corporation	130,000	20,833,800
Mastercard, Inc. - Class A	85,000	46,590,200
Moody's Corporation	80,000	37,255,200
S&P Global, Inc.	60,000	30,486,000
		209,447,060

Total Common Stocks (Cost $627,734,712)		$1,057,435,806

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a) (Cost $30,821,215)	30,821,215	$30,821,215

Total Investments at Fair Value - 100.3% (Cost $658,555,927)		$1,088,257,021

Liabilities in Excess of Other Assets - (0.3%)		(3,509,341)

Net Assets - 100.0%		$1,084,747,680

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
Communications - 4.4%
Entertainment Content - 2.1%
Nintendo Company Ltd.	34,700	$2,359,393

Internet Media & Services - 2.3%
eDreams ODIGEO S.A. *	329,450	2,566,865

Consumer Discretionary - 10.9%
Home & Office Products - 3.8%
SharkNinja, Inc. *	50,700	4,228,887

Leisure Facilities & Services - 3.1%
Alsea S.A.B. de C.V.	685,920	1,461,529
Greggs plc	47,400	1,070,108
Lucky Strike Entertainment Corporation - Class A	94,400	921,344
		3,452,981
Leisure Products - 0.9%
MIPS AB	27,800	1,067,406

Retail - Discretionary - 3.1%
Auto Partner S.A.	421,719	1,961,382
B & M European Value Retail S.A.	444,000	1,499,968
		3,461,350
Consumer Staples - 3.8%
Beverages - 2.4%
Coca-Cola Europacific Partners plc	30,300	2,637,009

Food - 1.4%
Simply Good Foods Company (The) *	46,400	1,600,336

Energy - 7.9%
Oil & Gas Producers - 7.9%
Canadian Natural Resources Ltd.	79,800	2,456,477
ConocoPhillips	18,800	1,974,376
Diamondback Energy, Inc.	15,100	2,414,188
Exxon Mobil Corporation	16,857	2,004,803
		8,849,844
Financials - 10.1%
Banking - 3.0%
HDFC Bank Ltd. - ADR	50,050	3,325,322

Institutional Financial Services - 1.7%
Nu Holdings Ltd. - Class A *	184,500	1,889,280

Insurance - 5.4%
Chubb Ltd.	8,750	2,642,413
F&G Annuities & Life, Inc.	96,384	3,474,643
		6,117,056

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
Health Care - 7.1%
Health Care Facilities & Services - 1.0%
IQVIA Holdings, Inc. *	6,290	$1,108,927

Medical Equipment & Devices - 6.1%
Alcon, Inc.	25,500	2,420,715
Mirion Technologies, Inc. *	129,300	1,874,850
Stevanato Group S.p.A.	126,281	2,578,658
		6,874,223
Industrials - 21.6%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	11,500	1,491,895

Commercial Services - 2.3%
Karooooo Ltd.	60,566	2,576,477

Commercial Support Services - 7.5%
Edenred SE	70,500	2,292,769
Franchise Brands plc	484,063	894,271
GFL Environmental, Inc.	106,300	5,135,353
		8,322,393
Diversified Industrials - 3.8%
Eaton Corporation plc	15,700	4,267,731

Electrical Equipment - 2.7%
Hammond Power Solutions, Inc. - Class A	39,200	2,073,829
TE Connectivity plc	6,800	960,976
		3,034,805
Engineering & Construction - 1.9%
Comfort Systems USA, Inc.	6,600	2,127,378

Machinery - 1.2%
ITOCHU Corporation	29,700	1,379,093

Transportation & Logistics - 0.9%
InPost S.A. *	68,000	998,757

Materials - 3.5%
Chemicals - 0.8%
Shin-Etsu Chemical Company Ltd.	28,400	810,593

Construction Materials - 1.7%
SigmaRoc plc *	1,642,239	1,921,075

Metals & Mining - 1.0%
Mader Group Ltd.	298,087	1,134,594

Real Estate - 1.1%
Real Estate Services - 1.1%
FirstService Corporation	7,500	1,244,625

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
Technology - 25.7%
IT Services - 2.6%
StoneCo Ltd. - Class A *	276,200	$2,894,576

Semiconductors - 4.6%
ASML Holding N.V.	2,500	1,655,710
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	3,486,000
		5,141,710
Software - 8.3%
OBIC Business Consultants Company Ltd.	27,000	1,317,756
SAP SE	22,300	5,979,886
Sapiens International Corporation N.V.	74,052	2,006,069
		9,303,711
Technology Services - 10.2%
Accenture plc - Class A	8,400	2,621,136
Mastercard, Inc. - Class A	10,000	5,481,200
S&P Global, Inc.	6,400	3,251,840
		11,354,176
Utilities - 2.4%
Gas & Water Utilities - 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	81,000	1,446,660
Secure Waste Infrastructure Corporation *	114,150	1,244,297
		2,690,957

Total Common Stocks (Cost $81,813,721)		$110,233,425

MONEY MARKET FUNDS - 1.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a) (Cost $1,701,007)	1,701,007	$1,701,007

Total Investments at Fair Value - 100.0% (Cost $83,514,728)		$111,934,432

Liabilities in Excess of Other Assets - (0.0%) (b)		(52,085)

Net Assets - 100.0%		$111,882,347

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.
(b)	Percentage rounds to less than 0.1%.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2025 (Unaudited)

Country	Value	% of Net Assets
United States **	$39,804,510	35.6%
Canada	12,154,581	10.9%
United Kingdom	8,022,431	7.2%
Brazil	6,230,516	5.6%
Germany	5,979,886	5.3%
Japan	5,866,835	5.2%
Switzerland	5,063,128	4.5%
Taiwan	3,486,000	3.1%
India	3,325,322	3.0%
Italy	2,578,658	2.3%
Singapore	2,576,477	2.3%
Spain	2,566,865	2.3%
France	2,292,769	2.0%
Israel	2,006,069	1.8%
Poland	1,961,382	1.8%
Netherlands	1,655,710	1.5%
Mexico	1,461,529	1.3%
Australia	1,134,594	1.0%
Sweden	1,067,406	0.9%
Luxembourg	998,757	0.9%
	$110,233,425	98.5%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Fair Value
Communications - 25.2%
Internet Media & Services - 18.3%
eDreams ODIGEO S.A. *	1,313,620	$10,234,892

Telecommunications - 6.9%
DigitalBridge Group, Inc.	441,341	3,892,628

Consumer Discretionary - 1.3%
Apparel & Textile Products - 1.3%
Hermes International SCA	284	747,814

Energy - 0.8%
Oil & Gas Producers - 0.8%
Permian Basin Royalty Trust	47,193	467,683

Financials - 21.3%
Asset Management - 21.3%
Apollo Global Management, Inc.	22,281	3,051,160
Brookfield Corporation	84,720	4,440,175
Brookfield Wealth Solutions Ltd.	84,720	4,420,690
		11,912,025
Health Care - 3.7%
Health Care Facilities & Services - 3.7%
Chemed Corporation	3,380	2,079,782

Industrials - 27.3%
Commercial Support Services - 27.3%
API Group Corporation *	288,209	10,306,354
GFL Environmental, Inc.	103,422	4,996,317
		15,302,671
Materials - 6.4%
Construction Materials - 6.4%
SigmaRoc plc *	3,070,477	3,591,813

Real Estate - 7.6%
Multi-Asset Class Owners & Developers - 7.0%
Landbridge Company, LLC - Class A	54,214	3,900,155

Real Estate Owners & Developers - 0.6%
Texas Pacific Land Corporation	268	355,097

Technology - 0.2%
Software - 0.2%
Cirata plc *	352,700	88,853

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Fair Value
Utilities - 6.1%
Gas & Water Utilities - 6.1%
Secure Waste Infrastructure Corporation *	314,511	$3,428,342

Total Common Stocks (Cost $43,183,281)		$56,001,755

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (a) (Cost $106,924)	106,924	$106,924

Total Investments at Fair Value - 100.1% (Cost $43,290,205)		$56,108,679

Liabilities in Excess of Other Assets - (0.1%)		(59,664)

Net Assets - 100.0%		$56,049,015

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 27.4%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 5.5% (a)
0.625%, due 01/15/26	$6,683,300	$6,680,884
2.000%, due 01/15/26	4,800,600	4,848,512
0.125%, due 04/15/26	6,055,350	6,014,655
0.375%, due 01/15/27	5,127,759	5,074,280
0.375%, due 07/15/27	8,439,405	8,344,089
0.500%, due 01/15/28	6,437,950	6,325,434
0.750%, due 07/15/28	3,163,175	3,126,733
		40,414,587
U.S. Treasury Notes - 21.9%
2.875%, due 06/15/25	10,000,000	9,969,609
4.500%, due 11/15/25	10,000,000	10,019,922
4.125%, due 09/30/27	10,000,000	10,052,344
4.000%, due 02/29/28	10,000,000	10,022,656
4.125%, due 07/31/28	10,000,000	10,062,110
1.250%, due 09/30/28	10,000,000	9,128,516
3.250%, due 06/30/29	10,000,000	9,723,828
4.250%, due 06/30/29	10,000,000	10,111,328
4.000%, due 10/31/29	10,000,000	10,010,938
4.000%, due 02/28/30	10,000,000	10,010,156
3.750%, due 05/31/30	10,000,000	9,881,250
4.625%, due 09/30/30	10,000,000	10,293,750
4.125%, due 07/31/31	10,000,000	10,022,656
4.375%, due 01/31/32	10,000,000	10,157,813
4.125%, due 11/15/32	10,000,000	9,993,750
4.500%, due 11/15/33	10,000,000	10,214,063
		159,674,689

Total U.S. Government & Agencies (Cost $201,343,363)		$200,089,276

CORPORATE BONDS - 49.4%	Par Value	Fair Value
Communications - 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,504,546
Electronic Arts, Inc., 1.850%, due 02/15/31	5,380,000	4,568,025
		10,072,571
Consumer Discretionary - 7.6%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,058,035
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,262,445
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,491,693
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,942,180
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,797,823
Lowe's Companies, Inc., 1.300%, due 04/15/28	400,000	364,133
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	788,067
Lowe's Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,702,378
O'Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,685,753
O'Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	389,805
O'Reilly Automotive, Inc., 4.700%, due 06/15/32	7,850,000	7,673,208
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,060,555
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,300,652

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Par Value	Fair Value
Consumer Discretionary - 7.6% (Continued)
Ross Stores, Inc., 1.875%, due 04/15/31	$2,165,000	$1,825,862
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,135,875
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	2,972,002
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,818,549
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,430,806
Tractor Supply Company, 5.250%, due 05/15/33	1,600,000	1,612,406
		55,312,227
Consumer Staples - 7.9%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,154,652
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,416,273
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,091,274
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	391,858
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,895,037
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,521,236
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,720,016
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,404,131
Hershey Company (The), 3.200%, due 08/21/25	645,000	641,818
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,949,832
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,351,022
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,472,918
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,705,989
Hormel Foods Corporation, 1.800%, due 06/11/30	4,600,000	4,008,919
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,650,163
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,203,617
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,611,335
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,759,930
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,646,936
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,339,689
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	570,363
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,771,572
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	494,326
		57,772,906
Energy - 2.5%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,763,816
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,434,239
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,069,972
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,329,151
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	508,400
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	163,165
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,511,474
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,080,034
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	460,805
		18,321,056
Financials - 2.6%
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	642,907
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,841,158
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,589,089
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,523,520

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Par Value	Fair Value
Financials - 2.6% (Continued)
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	$400,000	$389,408
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,241,668
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	788,222
		19,015,972
Health Care - 1.2%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,018,330
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,391,207
Stryker Corporation, 3.650%, due 03/07/28	500,000	488,314
Stryker Corporation, 4.850%, due 12/08/28	325,000	329,015
Stryker Corporation, 1.950%, due 06/15/30	3,595,000	3,148,215
Stryker Corporation, 4.625%, due 09/11/34	2,921,000	2,837,005
		9,212,086
Industrials - 11.0%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,908,061
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,535,268
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,779,452
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	611,991
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	885,287
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	605,336
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	499,998
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,226,068
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	4,982,814
Honeywell International, Inc., 5.000%, due 02/15/33	3,512,000	3,525,106
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,860,318
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,452,395
Hubbell, Inc., 2.300%, due 03/15/31	1,270,000	1,099,069
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,357,693
L3Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,517,944
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,067,417
L3Harris Technologies, Inc., 5.250%, due 06/01/31	800,000	813,537
L3Harris Technologies, Inc., 5.400%, due 07/31/33	4,900,000	4,950,838
L3Harris Technologies, Inc., 5.350%, due 06/01/34	900,000	906,251
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,824,137
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,126,327
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,003,934
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	873,405
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,620,559
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	639,007
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	805,821
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	480,281
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,059,517
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,815,111
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	740,614
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,695,511
		80,269,067
Materials - 2.7%
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,550,000	5,444,029
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,283,931

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.4% (Continued)	Par Value	Fair Value
Materials - 2.7% (Continued)
Ecolab, Inc., 4.800%, due 03/24/30	$1,745,000	$1,763,338
Ecolab, Inc., 1.300%, due 01/30/31	2,705,000	2,245,568
Ecolab, Inc., 2.125%, due 02/01/32	3,028,000	2,561,367
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,229,687
		19,527,920
Technology - 12.5%
Analog Devices, Inc., 2.100%, due 10/01/31	2,300,000	1,970,703
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,284,161
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	591,668
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,268,048
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	5,319,000	4,654,670
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,988,689
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,736,293
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,008,195
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,961,769
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,114,600
Mastercard, Inc., 3.500%, due 02/26/28	450,000	441,921
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,425,242
Mastercard, Inc., 2.000%, due 11/18/31	3,717,000	3,165,229
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,124,943
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,500,807
Moody's Corporation, 3.250%, due 01/15/28	4,706,000	4,565,023
Moody's Corporation, 4.250%, due 02/01/29	5,289,000	5,246,941
Moody's Corporation, 4.250%, due 08/08/32	2,853,000	2,749,820
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,587,075
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,904,132
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,127,676
S&P Global, Inc., 4.250%, due 05/01/29	427,000	423,476
S&P Global, Inc., 2.500%, due 12/01/29	700,000	641,510
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,201,483
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	1,958,489
S&P Global, Inc., 5.250%, due 09/15/33	900,000	919,311
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	332,871
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,714,228
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,205,485
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,413,880
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,948,771
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,874,646
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,685,890
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,856,388
		91,594,033

Total Corporate Bonds (Cost $362,803,962)		$361,097,838

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 17.6%	Shares	Fair Value
Consumer Discretionary - 1.2%
Retail - Discretionary - 1.2%
Genuine Parts Company	77,000	$9,173,780

Consumer Staples - 1.8%
Beverages - 1.8%
Coca-Cola Europacific Partners plc	150,000	13,054,500

Energy - 3.4%
Oil & Gas Producers - 3.4%
Chevron Corporation	50,000	8,364,500
Diamondback Energy, Inc.	45,200	7,226,576
Exxon Mobil Corporation	80,000	9,514,400
		25,105,476
Financials - 2.8%
Banking - 1.3%
Truist Financial Corporation	225,000	9,258,750

Specialty Finance - 1.5%
Fidelity National Financial, Inc.	165,000	10,738,200

Industrials - 3.8%
Aerospace & Defense - 1.0%
Lockheed Martin Corporation	17,000	7,594,070

Industrial Support Services - 2.8%
Fastenal Company	106,000	8,220,300
Watsco, Inc.	24,000	12,199,200
		20,419,500
Real Estate - 1.6%
Real Estate Owners & Developers - 1.1%
Texas Pacific Land Corporation	6,000	7,949,940

REITs - 0.5%
SBA Communications Corporation - Class A	15,000	3,300,150

Technology - 3.0%
Semiconductors - 1.2%
Texas Instruments, Inc.	47,000	8,445,900

Technology Services - 1.8%
Western Union Company (The)	1,250,000	13,225,000

Total Common Stocks (Cost $80,563,834)		$128,265,266

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.16% (b) (Cost $39,238,092)	39,238,092	$39,238,092

Total Investments at Fair Value - 99.8% (Cost $683,949,251)		$728,690,472

Other Assets in Excess of Liabilities - 0.2%		1,799,285

Net Assets - 100.0%		$730,489,757

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.